Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Document Creation Date	dei_DocumentCreationDate	May 21, 2015